Costamare Ventures Inc.-Additional information (Details)	12 Months Ended
Dec. 31, 2013
Costamare Ventures Disclosure [Abstarct]:
Date of entry into Agreement	May 15, 2013
Subsidiary involved into agreement	Costamare Ventures Inc.
Counterparty involved into the agreement	Sparrow Holdings LP (York)
Range of participation of Costamare Ventures	between 25% and 49%
Term of the agreement in years	6
Number of jointly owned companies	8
Maximum investment amount by York (in millions of USD)	up to $250 million
Minimum investment amount by Costamare Ventures (in millions of USD)	$75 million
Option for maximum investment amount by Costamare Ventures (in millions of USD)	up to $240 million